Statements of Changes in Shareholders’ Equity - BRL (R$) R$ in Millions	Share capital	Capital reserve	Legal reserve	Expansion reserve	Tax incentive reserve	Profit reserve	Retained earnings	Accumulated other comprehensive income	Treasury shares	Total
Balance at Dec. 31, 2021	R$ 788	R$ 18	R$ 157		R$ 709	R$ 1,095		R$ (1)		R$ 2,766
Other comprehensive income
Net income for the year							1,220			1,220
Fair value of receivables								(2)		(2)
Income tax effect								1		1
Comprehensive income for the year							1,220	(1)		1,219
Capital contribution	11									11
Capital increase – reserve capitalization	464					(464)
Stock options granted		18								18
Interest on own capital							(50)			(50)
Dividends							(68)			(68)
Tax incentive reserve					753		(753)
Expansion reserve				632		(632)
Legal reserve			23				(23)
Profit reserve						326	(326)
Balance at Dec. 31, 2022	1,263	36	180	632	1,462	325		(2)		3,896
Other comprehensive income
Net income for the year							710			710
Fair value of receivables								(7)		(7)
Income tax effect								2		2
Comprehensive income for the year							710	(5)		705
Capital contribution	9									9
Stock options granted		20								20
Tax incentive reserve					710		(710)
Expansion reserve				325		(325)
Balance at Dec. 31, 2023	1,272	56	180	957	2,172			(7)		4,630
Other comprehensive income
Net income for the year							769			769
Fair value of receivables								(8)		(8)
Income tax effect								3		3
Comprehensive income for the year							769	(5)		764
Stock options granted		32								32
Interest on own capital							(125)			(125)
Dividends							(20)			(20)
Repurchase shares									(26)	(26)
Tax incentive reserve					229		(229)
Legal reserve			27				(27)
Profit reserve						368	(368)
Balance at Dec. 31, 2024	R$ 1,272	R$ 88	R$ 207	R$ 957	R$ 2,401	R$ 368		R$ (12)	R$ (26)	R$ 5,255